Accrued Dividends Payable And Dividends Per Common Share (Tables)	3 Months Ended
Aug. 29, 2015
Accrued Dividends Payable And Dividends Per Common Share [Abstract]
Schedule Of Dividends Per Common Share

	13 Weeks Ended
	August 29, 2015	August 30, 2014
Net income attributable to Cal-Maine Foods, Inc. available for dividend	$143,023	$27,655

1/3 of net income attributable to Cal-Maine Foods, Inc.	47,674	9,218

Common stock outstanding (shares)	43,698	43,582
Class A common stock outstanding (shares)	4,800	4,800
Total common stock outstanding (shares)	48,498	48,382

Dividends per common share*	$0.983	$0.191

*Dividends per common share = 1/3 of Net income (loss) attributable to Cal-Maine Foods, Inc. available for dividend ÷ Total common stock outstanding (shares)